Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Jun. 29, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Tax Reconciliation [Line Items]
Computed income tax (provision) benefit at statutory rate				$ 42,267	$ 21,347	$ 6,435
State income taxes, net of U.S. federal tax benefit				(2,250)	(540)	(5)
Change in valuation allowance				(36,760)	6,263	(17,035)
Local country withholding tax				(3,527)	(5,307)	(800)
Intra-period allocation rule exception				0	5,201	0
Foreign rate difference				1,933	6,203	2,144
Effective Income Tax Rate Reconciliation FIN 48				2,552	3,989	755
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount				(1,680)	(1,226)	953
Other				(1,012)	94	(102)
Income tax (provision) benefit	$ (4,548)	$ (5,700)		$ 1,523	$ 36,024	$ (7,655)
Mexico
Income Tax Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Tax Settlement, Foreign, Amount			$ 2,900